Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Intangible assets
13.
Intangible assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2024	218,311	1,427,160	484,059	169,811	2,299,341
Addition	—	—	204,271	—	204,271
Transfer	—	117,629	(117,629)	—	—
At December 31, 2024 and January 1, 2025	218,311	1,544,789	570,701	169,811	2,503,612
Addition	—	—	174,282	—	174,282
Transfer	—	297,527	(297,527)	—	—
At December 31, 2025	218,311	1,842,316	447,456	169,811	2,677,894
Accumulated amortization
At January 1, 2024	5,675	215,833	—	—	221,508
Amortization	—	201,420	—	—	201,420
At December 31, 2024 and January 1, 2025	5,675	417,253	—	—	422,928
Amortization	—	225,740	—	—	225,740
At December 31, 2025	5,675	642,993	—	—	648,668
Accumulated impairment
At January 1, 2024	—	126,700	—	—	126,700
Impairment losses	—	—	31,130	—	31,130
At December 31, 2024 and January 1, 2025	—	126,700	31,130	—	157,830
Impairment losses	—	47,101	70,176	—	117,277
At December 31, 2025	—	173,801	101,306	—	275,107
Net carrying amount
At December 31, 2024	212,636	1,000,836	539,571	169,811	1,922,854
At December 31, 2025	212,636	1,025,522	346,150	169,811	1,754,119
US$’000	30,715	148,137	50,002	24,529	253,383

Goodwill

Goodwill represents the excess of purchase consideration over fair value of net assets of businesses acquired.

Goodwill acquired through business combinations have been allocated to two cash-generating units for impairment testing as follows:

•
Yuchai manufacturing business.
•
Yulin Hotel. Goodwill allocated to Yulin Hotel was fully impaired in 2008.

Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Yuchai manufacturing business	212,636	212,636	30,715

Yuchai manufacturing business

The Group performs its impairment test annually. The recoverable amount was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The pre-tax discount rate applied to the cash flow projections was 14.2% (2024: 13.2%) and cash flows beyond the five-year period are extrapolated using a 1% growth rate (2024: 1%), a modest long-term growth rate after taking into consideration of industry outlook with management estimation. No impairment was identified for this unit.

13.
Intangible assets (cont’d)

Goodwill (cont’d)

Key assumptions used for value in use calculations

Key assumptions used in estimation of value in use were as follows:

•
Profit from operation
•
Discount rate

Profit from operation – Profit from operation is based on management’s estimate with reference to historical performance and future business outlook of Yuchai manufacturing business.

Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group.

Sensitivity to changes in assumptions

The implications of the key assumptions for the recoverable amount are discussed below:

Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 17.5% (2024: 10.3%) would result in impairment.

Discount rate – A rise in pre-tax discount rate to 20.9% (2024: 19.2%) would result in impairment.

With regard to the assessment of value in use of the Yuchai manufacturing business, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value of the unit.

Technology know-how

In 2023 and 2024, management believed that there was no indicator for impairment. Also, having considered that there was no significant change in the market demand and economic environment which will have a favorable effect to the recoverable amount of the intangible asset, management had concluded that no reversal of impairment was necessary in 2023 and 2024.

In 2025, the Group recognized impairment losses of RMB 47.1 million (US$6.8 million) (2024: Nil) in the income statement under the line item “Cost of sales” on technology know‑how relating to on‑road light‑duty engine due to a decline in market demand.

In 2025, the development of certain engine platform relating to National VI and Tier 4 and new energy system were completed, and the related development costs amounting to RMB 297.5 million (US$43.0 million) (2024: RMB 117.6 million) were transferred from development costs to technology know-how, and amortization were charged accordingly based on the Group’s policy.

Development costs

During 2024 and 2025, the Group has capitalized development costs of RMB 204.3 million and RMB 174.3 million (US$25.2 million) respectively, mainly for new engines that comply with National VI/VI(b) and Tier 3/4 emission standards. As of December 31, 2025, the total capitalized development costs are RMB 346.2 million (US$50.0 million) (2024: RMB 539.6 million). These development costs relate to on-going development efforts, and accordingly, are not yet available for use, and therefore no amortization charges were recorded.

The Group performs an annual impairment test on the development costs that are not available for use. In 2025, the Group recognized impairment losses of RMB 70.2 million (US$10.1 million) (2024: RMB 31.1 million; 2023: Nil) in the consolidated statement of profit or loss under “Research and development expenses” in respect of development costs of a discontinued research and development projects.

13.
Intangible assets (cont’d)

Development costs (cont’d)

The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2025, the Group used 5-8 years (2024: 5-8 years) forecast which were based on the updated financial budgets approved by the senior management with no terminal value. Apart from the discontinued R&D projects, there is no impairment charge in relation to the other on-going R&D developments.

Key assumptions used in estimation of value in use were as follows:

•
Profit from operation – Profit from operation is based on management’s estimate with reference to historical revenue generated, growth rate and estimation of future business outlook. In 2025, Management's view on revenue growth year-on-year from 2026 to 2030 took into consideration of industry outlook and global economy. Management expected a continued growth in new energy products in the market according to industry trends.
•
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group. The Group has applied a pre-tax discount rate of 15.2% (2024: 15.0%).

Sensitivity to changes in assumptions

The implications of the key assumptions for the recoverable amount are discussed below:

Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 15.5% (2024: 27.5%) would result in impairment.

Discount rate – A rise in pre-tax discount rate to 22.7% (2024: 20.3%) would result in impairment.

With regard to the assessment of value in use, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value.

Trademarks

In 2019, Yuchai entered into a trademark license agreement with GY under which Yuchai was granted the exclusive and perpetual use of the trademarks listed in the trademark license agreement for a one-time usage fee of RMB 169.8 million.

Management has assessed and concluded that the right granted by the trademark license, according to the terms and conditions of the trademark license agreement, is indefinite.

In 2024 and 2025, the Group performed an annual impairment review by taking Yuchai as a cash–generating unit. Using the same cash flow projection and assumptions for goodwill impairment test disclosed above, management concluded that no impairment charge is to be recognized in 2024 and 2025.